Note 8 - Disclosure of Financial Instruments and Risk Management - Changes in Level 3 Items (Details) - Level 3 of fair value hierarchy [member] - Convertible debentures (embedded derivatives) [member] - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Balance	€ 5,575	€ 0
Additions (convertible debentures issued)	0	6,336
Modification	2,515	0
Conversion in equity (capital and other reserves)	(1,911)	(50)
Fair value changes presented in profit or loss (interest and similar income)	(259)	(645)
Income from currency revaluation (interest and similar income)	(112)	(66)
Balance	€ 5,808	€ 5,575